Consolidated Balance Sheets - USD ($)	May 31, 2022	Nov. 30, 2021	Nov. 30, 2020
Current assets
Cash	$ 522,356	$ 95,973
Accounts receivable	331
Inventory	12,893
Prepaid expenses	77,593
Total assets	613,173	95,973
Current liabilities
Accounts payable and accrued expenses	372,897	563,967	406,202
Accounts payable and accrued expenses - related party	2,000,905	1,530,668	1,545,751
Notes payable	130,671	130,671	130,671
Convertible debt	368,031	368,031	368,031
Convertible debt - related parties,	399,447	399,447	399,447
Notes payable Senior secured - related party	1,000,000	1,000,000
Notes payable	193,667	193,667	193,667
Notes payable - related parties	1,320,700	1,320,700	1,320,700
Total current liabilities	5,786,318	5,507,151	4,364,469
Commitments and Contingencies (Note 9)
Stockholders’ deficit
Common stock, $.0001 par value: 500,000,000 authorized; 45,000,000 and 43,107,680 issued and outstanding on November 30, 2021 and November 30, 2020, respectively	4,564	4,501	4,312
Additional paid-in capital	4,390,339	4,140,411	4,746,884
Accumulated deficit	(9,568,948)	(9,556,990)	(9,115,666)
Total stockholders’ deficit	(5,173,145)	(5,411,178)	(4,364,469)
Total liabilities and stockholders’ deficit	613,173	95,973
Series A Preferred Stock [Member]
Stockholders’ deficit
Preferred stock			1
Series C Preferred Stock [Member]
Stockholders’ deficit
Preferred stock	$ 900	$ 900